Document And Entity Information	May 12, 2026
Document Information Line Items
Entity Central Index Key	0001419275
Document Type	8-K/A
Document Period End Date	May 12, 2026
Entity Registrant Name	RTB Digital, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	4300 University Way NE
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98105
City Area Code	855
Local Phone Number	201-1613
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	RTB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTEOn May 13, 2026, RTB Digital, Inc. (the “Company”) filed a Current Report on Form 8-K to report the acquisition by its wholly owned subsidiary, RYVYL Merger Sub Inc. (“RYVYL Sub”), of RTB Digital, Inc., a Delaware corporation (“RTB”), (the “Original Company Report”), which merger was completed on May 12, 2026. Also on May 13, 2026, the Company filed Amendment No. 1 to the Original Company Report to file the Certificate of Merger between RYVYL Sub and RTB, which was filed on May 12, 2026, as Exhibit 3.2 thereto.The Company is filing this Amendment No. 2 on Form 8-K/A (this “Amendment”) to (i) update the information in Item 9.01(a) of the Original Company Report to include (x) the audited financial statements as of and for the years ended December 31, 2025 and 2024, and (y) the unaudited condensed financial statements as of and for the three months ended March 31, 2026 and 2025 for RTB; and (ii) update the information in Item 9.01(b) of the Original Company Report to include the unaudited pro forma condensed combined financial information of the Company reflecting the acquisition of RTB as of and for the year ended December 31, 2025 and the period ended March 31, 2026.This Amendment No. 2 does not amend any other item of the Original Company Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Company Report. Capitalized terms used but not defined herein have the meanings given to them in the Original Company Report.In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 (as amended) is included herein.
Amendment Flag	true